                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2005

                      As Supplemented on November 30, 2005

                              GARTMORE MUTUAL FUNDS

Gartmore Optimal Allocations Fund:         Gartmore Investor Destinations
Moderate                                   Conservative Fund
Gartmore Optimal Allocations Fund:         Gartmore Large Cap Value Fund
Moderately Aggressive                      Gartmore Micro Cap Equity Fund
Gartmore Optimal Allocations Fund:         Gartmore Mid Cap Growth Fund
Aggressive                                 Gartmore Mid Cap Market Index Fund
Gartmore Optimal Allocations Fund:         Gartmore Mid Cap Growth Leaders Fund
Specialty                                  Gartmore Money Market Fund
Gartmore Asia Pacific Leaders Fund         Gartmore Short Duration Bond Fund
Gartmore Bond Fund                         Gartmore Morley Enhanced Income Fund
Gartmore Bond Index Fund                   Gartmore Nationwide Fund
Gartmore China Opportunities Fund          Gartmore Nationwide Leaders Fund
Gartmore Convertible Fund                  Gartmore OTC Fund
Gartmore Emerging Markets Fund             Gartmore S&P 500 Index Fund
Gartmore European Leaders Fund             Gartmore Small Cap Index Fund
Gartmore Global Financial Services Fund    Gartmore Tax-Free Income Fund
Gartmore Global Health Sciences Fund       Gartmore Nationwide Principal
Gartmore Global Natural Resources Fund     Protected Fund
Gartmore Global Technology and             Gartmore Small Cap Growth Fund
Communications Fund                        Gartmore Small Cap Fund
Gartmore Global Utilities Fund             Gartmore Small Cap Leaders Fund
Gartmore Government Bond Fund              Gartmore U.S. Growth Leaders Fund
Gartmore Growth Fund                       Gartmore U.S. Growth Leaders
Gartmore High Yield Bond Fund              Long-Short Fund
Gartmore International Growth Fund         Gartmore Value Opportunities Fund
Gartmore International Index Fund          Gartmore Worldwide Leaders Fund
Gartmore Investor Destinations             NorthPointe Small Cap Growth Fund
Aggressive Fund                            NorthPointe Small Cap Value Fund
Gartmore Investor Destinations
Moderately Aggressive Fund
Gartmore Investor Destinations Moderate
Fund
Gartmore Investor Destinations
Moderately Conservative Fund

Paragraph  (3)(e)  on Page  105 is  revised  to  delete  the  phrase  "sales  of non-Gartmore mutual fund shares."